Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 20,121	$ 18,000
Property plant and equipment, net	8,475	8,260
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	195	219
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,709	2,413
Accumulated depreciation	(1,147)	(945)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	17,217	15,368
Accumulated depreciation	$ (10,499)	$ (8,795)